Annual Operating Expenses {- Fidelity® International Growth Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® International Growth Fund - Fidelity International Growth Fund-Retail Class
Dec. 30, 2020
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	1.01%